UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  FORM 13F


   Report for the Calendar Year or Quarter Ended:  December 31, 2005

   Check here if Amendment [   ] Amendment Number:  _________

   Institutional Investment Manager Filing this Report:

   Name:     Kellie Seringer
   Address:  One Montgomery Street, Suite 3300, San Francisco, CA 94104

   Form 13F File Number: 028-11190

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

   Person Signing this Report on Behalf of Reporting Manager:

   Name:     Kellie Seringer
   Phone:    415-374-8122

   Signature, Place, and Date of Signing:

   /s/ Kellie Seringer San Francisco, California   February 14, 2006
   ------------------- -------------------------  -----------------
       [Signature]          [City, State]             [Date]

   Report Type:

        [ ]  13F HOLDINGS REPORT

        [X]  13F NOTICE

        [ ]  13F COMBINATION REPORT

   List of Other Managers Reporting for this Manager:
   Form 13F File Number     Name
   028-11192                Symmetry Capital Management LLC